Share Capital (Details 1) - INR (₨) ₨ / shares in Units, ₨ in Millions		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of classes of share capital [line items]
Dividend per share (in absolute Rs.)		₨ 40	₨ 40	₨ 30
Dividend paid during the year	[1]	₨ 6,662	₨ 6,648	₨ 4,979
Towards the fiscal year for which dividends were paid		2024	2023	2022
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Dividend paid during the year	[1]	₨ 6,662	₨ 6,648	₨ 4,979

[1]	Excluding dividend paid on treasury shares